SMALL CAPITALIZATION VALUE
SUMMARY: TARGET SMALL CAPITALIZATION VALUE PORTFOLIO
INVESTMENT OBJECTIVE
The investment objective of the Target Small Capitalization Value Portfolio (Small Cap Value Portfolio) is above-average capital appreciation.
PORTFOLIO FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Portfolio or other funds in the Prudential Investments family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A's Initial Sales Charge on page 76 of the Portfolio's Prospectus and in Rights of Accumulation on page 74 of the Portfolio's Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees SMALL CAPITALIZATION VALUE (USD $)	Class A	Class T	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	1.00%	none	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none	none
Redemption fees	none	none	none
Exchange fee	none	none	none
Maximum account fee (accounts under $10,000)	15	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses SMALL CAPITALIZATION VALUE	Class A	Class T	Class R
Management Fees	0.60%	0.60%	0.60%
+Distribution and service (12b-1) fees	0.30%	none	0.75%
+Other expenses	0.07%	0.07%	0.07%
=Total Annual Portfolio Operating Expenses	0.97%	0.67%	1.42%
– Distribution Fee waiver or expense reimbursement	(0.05%)	none	(0.25%)
= Net annual Portfolio operating expenses	0.92%	0.67%	1.17%

Example.
The following hypothetical example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Portfolio for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Portfolio's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
If Shares Are Redeemed
Expense Example SMALL CAPITALIZATION VALUE (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	639	837	1,052	1,670
Class T	68	214	373	835
Class R	119	425	753	1,680

If Shares Are Not Redeemed
Expense Example, No Redemption SMALL CAPITALIZATION VALUE (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	639	837	1,052	1,670
Class T	68	214	373	835
Class R	119	425	753	1,680

° The distributor of the Portfolio has contractually agreed through February 28, 2015 to reduce its distribution and service (12b-1) fees for the Portfolio's Class A shares to .25% of the average daily net assets of the Class A shares of the Portfolio. This waiver may not be terminated by the distributor prior to February 28, 2015 without the approval of the Portfolio's Board of Trustees.

° The distributor of the Portfolio has contractually agreed through February 28, 2015 to reduce its distribution and service (12b-1) fees for the Portfolio's Class R shares to .50% of the average daily net assets of the Class R shares of the Portfolio. This waiver may not be terminated by the distributor prior to February 28, 2015 without the approval of the Portfolio's Board of Trustees.
Portfolio Turnover.
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the Portfolio's most recent fiscal year, the Portfolio's portfolio turnover rate was 40% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
The Portfolio seeks investments that will increase in value. To achieve our objective, we invest in stocks of small companies that we believe are undervalued and have an above-average potential to increase in price, given the company's sales, earnings, book value, cash flow and recent performance. The Portfolio normally invests at least 80% of its investable assets in common stocks of small companies. Small companies are those companies with market capitalizations comparable to those in the Russell 2000 Value Index. As of December 31, 2013, the Russell 2000 Value Index median market capitalization was approximately $616 million and the largest company by market capitalization was $4.59 billion. Market capitalization is measured at the time of purchase.

Because the Portfolio invests in small capitalization companies, the risks associated with an investment in the Portfolio are greater than those associated with an investment in a fund that invests primarily in larger companies, because shares of small companies tend to be less liquid and more volatile than those of large companies.
Principal Risks of Investing in the Portfolio.
All investments have risks to some degree. Please remember that an investment in the Portfolio is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Market Events. The global financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities and unprecedented volatility in the markets. In response to the crisis, the U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including by keeping interest rates low. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as reduce the value and liquidity of certain securities.

This environment could make identifying investment risks and opportunities especially difficult for the subadviser, and whether or not the Portfolio invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Portfolio’s investments may be negatively affected. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Market Risk. Your investment in Portfolio shares represents an indirect investment in the securities owned by the Portfolio. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Securities markets are volatile. Your Portfolio shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Portfolio dividends and distributions. Regardless of how well an individual investment performs, if financial markets go down, you could lose money.

Risk of Increase in Expenses. Your actual cost of investing in the Portfolio may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Portfolio securities can increase expenses.

Equity Securities Risk. There is the risk that the price of a particular stock the Portfolio owns could go down and you could lose money. In addition to an individual stock losing value, the value of the equity markets or a sector of them in which the Portfolio invests could go down. Different sectors of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Small Company Risk. Small company stocks present above-average risks. This means that when stock prices decline overall, the Portfolio may decline more than a broad-based securities market index. These companies usually offer a smaller range of products and services than larger companies. They may also have limited financial resources and may lack management depth. As a result, stocks issued by smaller companies tend to be less liquid and fluctuate in value more than the stocks of larger, more established companies.

Style Risk. The risk that the particular investment style followed by the Portfolio may be out of favor for a period of time.

For more information on the risks of investing in this Portfolio, please see Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.
The Portfolio's Past Performance.
The following bar chart shows the Portfolio's performance for the indicated share class for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.

Past performance (before and after taxes) does not mean that the Portfolio will achieve similar results in the future. Updated Portfolio performance information is available online at www.prudentialfunds.com.
Annual Total Returns % (Class T Shares)

Best Quarter:		Worst Quarter:
18.74%	3rd Quarter 2009	-22.11%	4th Quarter 2008

Average Annual Total Returns % (as of 12/31/2013)
Average Annual Total Returns SMALL CAPITALIZATION VALUE		One Year	Five Years	Ten Years	Since Inception	Inception Date
Class T Shares		35.87%	19.31%	10.98%
Class T Shares Return After Taxes on Distributions		32.94%	18.40%	9.67%
Class T Shares Return After Taxes on Distributions and Sale of Portfolio Shares		21.85%	15.72%	8.92%
Class R Shares		35.17%	18.72%		8.81%	Aug. 22, 2006
Class A Shares
Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)		34.52%	17.64%	8.61%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)		38.82%	20.08%	9.07%
Lipper Small-Cap Value Funds Average (reflects no deduction for sales charges or taxes)	[1]	36.59%	20.47%	9.24%
Lipper Small-Cap Core Funds Average (reflects no deduction for sales charges or taxes)		36.82%	20.34%	9.14%
[1]	The Portfolio was compared to the Lipper Small-Cap Value Funds Performance Universe although Lipper classifies the Portfolio in the Lipper Small-Cap Core Funds Performance Universe. The Lipper Small-Cap Value Funds Performance Universe is utilized because the Portfolio's manager believes that the funds included in this Universe provide a more appropriate basis for Portfolio performance comparisons.

° After-tax returns are calculated using the historical highest individual federal marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.